Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Disclosure of inventory

As at	December 31, 2023	December 31, 2022
Manufactured products	$363	$428
Logs and other raw materials	257	376
Materials and supplies	231	228
	$851	$1,032